Investment Properties - Summary of Maturity Analysis Of Operating Lease Payments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	$ 4,006,871	$ 127,729	$ 6,590,037
Year 1 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	1,253,359	39,954	1,553,091
Year 2 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	950,028	30,285	1,333,489
Year 3 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	637,698	20,328	1,041,709
Year 4 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	489,743	15,612	768,824
Year 5 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	349,344	11,136	644,958
Year 6 onwards [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	$ 326,699	$ 10,414	$ 1,247,966